Common Stock Purchase Agreement (Details) (USD $)	1 Months Ended	3 Months Ended
	Apr. 28, 2014	Mar. 31, 2015	Jul. 31, 2014
Capital Unit [Line Items]
Purchase aggregate common stock	$ 500,000	$ 15,000,000
Additional capital shares of common stock		1,666,667
Sale price of common stock	$ 0.16	$ 0.30	$ 1.00
Aggregate shares of common stock, percentage	30.00%
Vwap Purchase Notice [Member]
Capital Unit [Line Items]
Additional capital shares of common stock	200,000
Sale price of common stock	$ 0.50
Initial Purchase Shares [Member]
Capital Unit [Line Items]
Purchase aggregate common stock	$ 250,000